Note 9 - Sale of Membership Interests in Nevada Subsidiaries (Details Textual) - USD ($)								3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	May 11, 2021	Dec. 29, 2020	Aug. 10, 2020	Jul. 24, 2020	Mar. 24, 2020	Nov. 27, 2019	Nov. 15, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Oct. 23, 2017
Proceeds from Divestiture of Businesses								$ 200,000	$ 0
Proceeds from Lines of Credit, Total												$ 375,000	$ 0
Gain (Loss) on Amendment to Line of Credit												(650,000)	0
Payments for Management Fees								150,000
Management Fees Accrued								700,000			$ 700,000
Proceeds from Sale and Collection of Notes Receivable, Total												5,051,923	$ 0
July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total		$ 975,000
The July 24 Note [Member]
Gain (Loss) on Amendment to Line of Credit		(650,000)
Teco [Member]
Management Fees Accrued										$ 850,000		850,000
Proceeds from Sale and Collection of Notes Receivable, Total								$ 4,000,000				$ 4,000,000
Notes Receivable Term (Year)								3 years				3 years
The July 24 Note [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
The 0% Note Payable Dated October 23, 2017 [Member] | Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage			0.00%			0.00%								0.00%
AJE Management, LLC [Member] | Secured Debt [Member] | The July 24 Note [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Proceeds from Lines of Credit, Total										375,000	375,000
Teco [Member]
Sale of Stock, Percentage of Ownership					100.00%		100.00%						100.00%
Proceeds from Divestiture of Businesses	$ 200,000				$ 4,000,000		$ 4,000,000
Financing Receivable, after Allowance for Credit Loss, Total					$ 4,000,000		$ 4,000,000
Notes Receivable, Interest Rate					8.00%		8.00%
Notes Receivable, Term of Monthly Installments (Month)					36 months
Teco [Member] | July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total		3,025,000
Increase (Decrease) in Notes Receivable, Current		(975,000)		$ (50,000)
Note Receivable, Maximum Allowed Prepayments On Note		325,000
Teco [Member] | The July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total		3,025,000						$ 1,025,000		$ 1,025,000	$ 1,025,000	$ 1,025,000
Increase (Decrease) in Notes Receivable, Current		975,000
Gain (Loss) on Amendment to Line of Credit		(650,000)										$ (650,000)
Teco [Member] | The July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total				4,000,000
Teco [Member] | July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total		$ 4,000,000		$ 4,000,000
Teco [Member]
Sale of Stock, Percentage of Ownership							75.00%
Sale of Stock, Consideration Received on Transaction							$ 3,000,000
GB Sciences Nopah, LLC [Member]
Sale of Stock, Percentage of Ownership						100.00%
Sale of Stock, Consideration Received on Transaction			$ 300,000			$ 300,000
GB Sciences Nopah, LLC [Member] | The 0% Note Payable Dated October 23, 2017 [Member] | Promissory Note [Member]
Sale of Stock, Consideration to Be Received By Means of Debt Reduction			$ 300,000			$ 300,000